Intangible assets, net	12 Months Ended
May 31, 2023
Intangible assets, net [Abstract]
Intangible assets, net

Note 6 – Intangible assets, net

Intangible assets consisted of the following:

	May 31, 2023	May 31, 2022

Software	$92,776	$98,580
Less: accumulated amortization	(39,969)	(22,753)
Intangible assets, net	$52,807	$75,827

Amortization expense charged to operations for the years ended May 31, 2023 and 2022 was $19,000 and $18,425, respectively.

The expected annual amortization expense for each of the five succeeding fiscal years is as follows:

Year ending May 31,	Amortization Expense

2024	$18,555
2025	18,555
2026	13,880
2027	1,817
Thereafter	-
Total	$52,807